S000093217 [Member] Investment Objectives and Goals - Crossmark Large Cap Growth ETF	Jul. 18, 2025
Prospectus [Line Items]
Risk/Return [Heading]	CROSSMARK LARGE CAP GROWTH ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Long-term capital appreciation.